Supplementary Cash Flow Information - Non-cash Investing and Financing Activities (Parenthetical) (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Schedule of Supplemental Cash Flow Elements [Line Items]
Sale of rigs and equipment	$ 126	$ 76
Repayment of debt following sale of rigs and equipment		(74)
Dividend to non-controlling interests in VIEs		(14)
West Triton and West Resolute [Member] | Drilling Unit [Member]
Schedule of Supplemental Cash Flow Elements [Line Items]
Sale of rigs and equipment		76
Fair value of consideration received		150
Repayment of debt following sale of rigs and equipment		(74)
Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Supplemental Cash Flow Elements [Line Items]
Dividend to non-controlling interests in VIEs		$ (14)